                                                        Retail Class - All Funds
                                                       Premier Class - All Funds
                                                 Institutional Class - All Funds


                                CIGNA FUNDS GROUP
                        Supplement dated October 1, 2001
                         To Prospectus dated May 1, 2001

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

CIGNA Funds Group has changed the names of the funds. The new names of the funds are as follows:


Previous Name of Fund                                       New Name of Fund
---------------------                                       ----------------
Charter Money Market Fund                                   Money Market Fund
Charter Balanced Fund                                       Balanced Fund (sub-advised by Wellington Management)
Charter Large Company Stock Growth Fund                     Large Cap Growth/Morgan Stanley Fund
Charter Large Company Stock Value Fund                      Large Cap Value/John A. Levin & Co. Fund
Charter Large Company Stock Index Fund                      S&P 500(R) Index Fund
Charter Small Company Stock Growth Fund                     Small Cap Growth/TimesSquare Fund
Charter Small Company Stock Value Fund                      Small Cap Value/Berger(R) Fund
Charter Foreign Stock Fund                                  International Blend/Bank of Ireland Fund
Core Plus Fixed Income Fund                                 TimesSquare Core Plus Bond Fund

None of the funds are clones or replicas of any other mutual funds managed by any of the fund sub-advisors.

In addition, the Board of Trustees of CIGNA Funds Group has appointed Wellington Management Company, LLP as the new sub-advisor to the Balanced Fund, replacing Invesco, Inc. Wellington Management was approved as the sub-advisor at a meeting of the Board of Trustees held on September 24, 2001, and its appointment does not require shareholder approval. This procedure for replacing sub-advisors is authorized by an exemptive order issued to CIGNA Funds Group by the Securities and Exchange Commission.

In evaluating Wellington Management, the Trustees received written and oral information from both TimesSquare Capital Management, Inc. and Wellington Management. TimesSquare recommended the selection of Wellington Management and reviewed the considerations and the search process that led to its recommendation. In appointing Wellington Management, the Trustees carefully evaluated:

1. the nature and quality of the services expected to be rendered to the fund by Wellington Management;
2.  the investment objective and policies of the fund;
3. the history, reputation, qualification and background of Wellington Management's personnel, and its financial condition;
4.  its performance record; and
5.  other factors deemed relevant.

The Trustees also reviewed the fees to be paid to Wellington Management. TimesSquare will pay Wellington Management a fee based on a percentage of the market value of the assets of the Balanced Fund.

Under the Investment Sub-Advisory Agreement between TimesSquare and Wellington Management relating to the fund, Wellington Management makes investment decisions for the assets of the fund and continuously reviews, supervises and administers the fund's investment program with respect to these assets. Wellington Management is independent of TimesSquare and discharges its


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Page 2



responsibilities subject to the supervision of TimesSquare and the Trustees of CIGNA Funds Group, and in a manner consistent with the fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between TimesSquare and the sub-advisors for the other series of CIGNA Funds Group.

Specifically, the duties to be performed, standard of care and termination provisions of the agreement are similar to the other agreements. The sub-advisory agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of CIGNA Funds Group (as defined in the Investment Company Act of 1940).

Wellington Management is managed by its active partners. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The attached schedule lists the partners and Senior Vice Presidents of Wellington Management, each of whom may be reached at the principal offices of the firm.

In connection with the appointment of Wellington Management as Sub-advisor to the fund, the "Sub-advisors" section of the Prospectus is amended by deleting the information concerning Invesco, Inc. and replacing it with the following:

     Wellington Management Company, LLP ("Wellington Management") has its principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of June 30, 2001, Wellington Management held investment management authority with respect to over $294 billion of assets.

The description of the Invesco personnel under the "Portfolio Managers" section of the prospectus is deleted and replaced with the following:

     John R. Ryan, CFA, Senior Vice President and Managing Partner of Wellington Management, coordinates the overall management of the fund. The firm's Value/Yield Team, led by portfolio manager John R. Ryan, manages the equity component of the fund. Mr. Ryan has been an investment professional since 1981. He holds a B.S. from Lehigh University and a M.B.A. from University of Virginia's Darden Graduate School of Business.

     Thomas L. Pappas, CFA, Senior Vice President and Partner of Wellington Management, manages the fixed income portion of the fund. Mr. Pappas is also the chairman of the firm's Core Bond and Mortgage Strategy Groups and a member of the Global Balanced Strategy Group. An investment professional since 1983, Mr. Pappas received his B.A. from Tufts University and M.S. from MIT's Sloan School of Management.

The first two sentences of the second paragraph under "Principal Investment Strategies" for the Balanced Fund are deleted and replaced with the following:

     Normally, 60% of fund assets will be invested in equities and 40% of fund assets will be invested in fixed income securities. The money manager has discretion to increase or decrease the weighting in equities and fixed income securities by 10% such that equities could range from 50-70% of fund assets and fixed income from 30% to 50% of fund assets. Changes between the two asset classes will be made gradually based on the manager's a) long-term perspective and b) assessment of business, economic and market projections.

The last three paragraphs under "Principal Investment Strategies" for the Balanced Fund are deleted and replaced with the following:

     In selecting equities for the fund, the money manager generally chooses financially sound, but temporarily out-of-favor companies that may provide above average return potential. The fund's value investment approach is based on fundamental analysis of companies with large market capitalization and estimated below average price to earnings ratios.

     Fixed income securities the fund will invest in include obligations of the US government and its agencies, investment grade corporate bonds, asset-backed securities and mortgage backed securities.

     The fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally, the foreign fixed income securities the fund will invest in will be dollar denominated bonds issued by foreign governments and corporations.

The third paragraph under "Principal Risks of Investing in the Fund" for the Balanced Fund is deleted and replaced with the following:

     A value stock may never reach what the money manager believes is its full value, or may even go down in price. Over interim periods, returns from a value based investing style may deviate from general equity market averages.

     In the long run, a balanced fund may produce more modest returns than riskier stock funds as a trade-off for this potentially lower risk. The amount of income you receive from the fund will also fluctuate.

The second paragraph and the first sentence of the third paragraph under "Investment Information: Objectives, Strategies and Risks" for the Balanced Fund are deleted and replaced with the following:

     The fund may invest in:
     o equity securities which are traded on a domestic securities exchange or on the over-the-counter market, although the fund may also invest in securities traded on foreign stock exchanges
     o   investment grade corporate debt obligations
     o   obligations of the US Government and its agencies
     o   asset backed and mortgage backed securities
     o up to 15% of fund assets may be invested in foreign equity securities including American and Global Depository Receipts and US dollar denominated investment grade debt securities issued by foreign governments and corporations.

     With respect to the fund's investments in value style equities, the fund focuses on large capitalization, highly liquid, seasoned companies. The fund may also purchase the stocks of smaller companies.

The last sentence of the fourth paragraph of this section is deleted and replaced with the following:

     The fund may also invest in asset backed and mortgage backed securities.

The "Balanced Composite" in the "Performance of the Funds' Money Managers with other Portfolios" section of the prospectus is deleted.



                                    Wellington Management Partners
                                    ------------------------------
        Kenneth L. Abrams                   Paul Hamel                         Eugene E. Record, Jr.
        Nicholas C. Adams                   Lucius T. Hill, III                James A. Rullo
        Rand L. Alexander                   Jean M. Hynes                      John R. Ryan
        Deborah L. Allinson                 Paul D. Kaplan                     Joseph H. Schwartz
        Steven C. Angeli                    John C. Keogh                      James H. Shakin
        James H. Averill                    George C. Lodge, Jr.               Theodore E. Shasta
        John F. Averill                     Nancy T. Lukitsh                   Binkley C. Shorts
        Karl E. Bandtel                     Mark T. Lynch                      Scott E. Simpson
        Mark J. Beckwith                    Christine S. Manfredi              Trond Skramstad
        Kevin J. Blake                      Earl E. McEvoy                     Catherine A. Smith
        William N. Booth                    Duncan M. McFarland                Stephen A. Soderberg
        Michael J. Boudens                  Paul M. Mecray III                 Eric Stromquist
        Paul Braverman                      Matthew E. Megargel                Brendan J. Swords
        Robert A. Bruno                     James N. Mordy                     Harriett Tee Taggart
        Maryann E. Carroll                  Diane C. Nordin                    Perry M. Traquina
        Pamela Dippel                       Stephen T. O'Brien                 Gene R. Tremblay
        Robert L. Evans                     Andrew S. Offit                    Michael A. Tyler
        Lisa d. Finkel                      Edward P. Owens                    Mary Ann Tynan
        Mark A. Flaherty                    Saul J. Pannell                    Clare Villari
        Charles T. Freeman                  Thomas L. Pappas                   Ernst H. von Metzsch
        Laurie A. Gabriel                   Jonathan M. Payson                 James L. Walters
        John H. Gooch                       Phillip H. Perelmuter              Kim Williams
        Nicholas P. Greville                Robert D. Rands








                                                                   576227  10/01

CHARTER MONEY MARKET FUND
CHARTER LARGE COMPANY STOCK INDEX FUND
CHARTER SMALL COMPANY STOCK GROWTH FUND
CORE PLUS FIXED INCOME FUND
Institutional Class


Supplement dated October 1, 2001
To Prospectus dated May 1, 2001


This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

The names of the Funds have changed. The new names of the Funds are as follows:

________________________________________________________________________________
PREVIOUS NAME OF FUND                     |  NEW NAME OF FUND
__________________________________________|_____________________________________
Charter Money Market Fund                 |  Money Market Fund
__________________________________________|_____________________________________
Charter Large Company Stock Index Fund    |  S&P 500(R) Index Fund
__________________________________________|_____________________________________
Charter Small Company Stock Growth Fund   |  Small Cap Growth/TimesSquare Fund
__________________________________________|_____________________________________
Core Plus Fixed Income Fund               |  TimesSquare Core Plus Bond Fund
__________________________________________|_____________________________________

                                CIGNA FUNDS GROUP
                                Money Market Fund
                           Premier and Retail Classes
                        SUPPLEMENT DATED OCTOBER 1, 2001
                         TO PROSPECTUS DATED MAY 1, 2001


The name of the Fund has been changed from Charter Money Market Fund to Money Market Fund.

The Fund's investment objective, principal investment strategies and principal risks remain the same.